Personnel (Tables)	12 Months Ended
Dec. 31, 2024
Personnel
Disclosure of information about staff cost

	Note	2022 GBPm	2023 GBPm	2024 GBPm
Staff costs
Wages and salaries		2,453	2,636	2,630
Social security costs		257	274	280
Pensions	6	150	142	144
Share based remuneration		46	56	66
Total staff costs		2,906	3,108	3,120

Disclosure of detailed information about number of people employed

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS*	At 31 December			Average during the year
	2022	2023	2024	2022	2023	2024
Business segment
Risk	10,800	11,100	11,000	10,400	10,900	11,000
Scientific, Technical & Medical	9,500	9,500	9,700	9,300	9,600	9,600
Legal	11,300	11,800	11,800	10,900	11,900	11,800
Exhibitions	3,300	3,500	3,300	3,300	3,500	3,500
Sub-total	34,900	35,900	35,800	33,900	35,900	35,900
Corporate/shared functions	800	600	600	800	600	600
Total	35,700	36,500	36,400	34,700	36,500	36,500
Geographical location
North America	14,900	14,900	14,700	14,500	15,000	14,900
Europe	9,800	10,000	9,300	9,500	9,900	9,600
Rest of world	11,000	11,600	12,400	10,700	11,600	12,000
Total	35,700	36,500	36,400	34,700	36,500	36,500

* Reported to the nearest 100.